Note 5. Related Party (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Transaction 1
Debt Instrument, Description	related party payable	related party payable
Debt Instrument, Face Amount	$ 4,000	$ 3,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Transaction 2
Debt Instrument, Description	convertible notes	convertible note
Debt Instrument, Face Amount	$ 15,000	$ 5,955
Debt Instrument, Interest Rate, Stated Percentage	10.00%	10.00%
Debt Instrument, Convertible, Terms of Conversion Feature	convertible to common shares of the Company at $0.0001 per share	convertible to common shares of the Company at $0.0001 per share
Long-term Debt	$ 0	$ 5,955
Transaction 3
Shares, Issued	150,000,000
Stock Issued	$ 21,161
Transaction 4
Debt Instrument, Description	promissory note
Debt Instrument, Face Amount	$ 4,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Payment Terms	payable on demand
Transaction 5
Debt Instrument, Face Amount	$ 2,794
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Payment Terms	payable on demand